Property and Equipment	12 Months Ended
May 31, 2022
Unique Logistics International, Inc., [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

2. PROPERTY AND EQUIPMENT

Major classifications of property and equipment are summarized below as of May 31, 2022 and 2021.

	May 31, 2022	May 31, 2021
Furniture and fixtures	$102,062	$84,085
Computer equipment	159,674	108,479
Software	30,609	27,780
Leasehold improvements	27,146	27,146
Property and equipment, gross	319,491	247,490
Less: accumulated depreciation	(130,602)	(55,398)
Property and equipment, net	$188,889	$192,092

Depreciation expense charged to income for the years ended May 31, 2022 and May 31, 2021 amounted to $75,204 and $58,384.